Value Line Select Growth Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2023

Shares		Value
COMMON STOCKS 97.7%
CONSUMER STAPLES 5.1%
	RETAIL 5.1%
33,800	Costco Wholesale Corp.	$19,095,648
FINANCIALS 18.6%
	COMMERCIAL SERVICES 4.1%
41,573	S&P Global, Inc.	15,191,190
	DIVERSIFIED FINANCIALS 7.9%
116,889	Intercontinental Exchange, Inc.	12,860,128
42,100	MasterCard, Inc. Class A	16,667,811
		29,527,939
	INSURANCE 6.1%
18,000	Aon PLC Class A	5,835,960
12,400	Arthur J Gallagher & Co.	2,826,332
74,700	Marsh & McLennan Cos., Inc.	14,215,410
		22,877,702
	SOFTWARE 0.5%
4,000	MSCI, Inc.	2,052,320
		69,649,151
HEALTHCARE 16.8%
	ELECTRONICS 0.5%
1,700	Mettler-Toledo International, Inc.(1)	1,883,719
	HEALTHCARE PRODUCTS 13.8%
54,600	Danaher Corp.	13,546,260
23,400	IDEXX Laboratories, Inc.(1)	10,232,118
47,673	Stryker Corp.	13,027,601
29,400	Thermo Fisher Scientific, Inc.	14,881,398
		51,687,377
	PHARMACEUTICALS 2.5%
53,000	Zoetis, Inc.	9,220,940
		62,792,036
INDUSTRIALS 21.3%
	AEROSPACE/DEFENSE 5.6%
24,957	TransDigm Group, Inc.(1)	21,041,995
	COMMERCIAL SERVICES 6.7%
52,177	Cintas Corp.	25,097,659
	ENVIRONMENTAL CONTROL 5.0%
81,800	Republic Services, Inc.	11,657,318
51,700	Waste Connections, Inc.	6,943,310
		18,600,628
	TRANSPORTATION 4.0%
72,800	Union Pacific Corp.	14,824,264
		79,564,546
INFORMATION TECHNOLOGY 35.1%
	COMPUTERS 5.7%
70,200	Accenture PLC Class A	21,559,122
	MISCELLANEOUS MANUFACTURERS 3.4%
30,800	Teledyne Technologies, Inc.(1)	12,584,264
	SOFTWARE 23.3%
18,000	Adobe, Inc.(1)	9,178,200
6,400	ANSYS, Inc.(1)	1,904,320
59,000	Cadence Design Systems, Inc.(1)	13,823,700
Shares		Value
COMMON STOCKS 97.7% (continued)
INFORMATION TECHNOLOGY 35.1% (continued)
	SOFTWARE 23.3% (continued)
25,700	Intuit, Inc.	$13,131,158
38,069	Roper Technologies, Inc.	18,436,055
44,400	Salesforce, Inc.(1)	9,003,432
23,639	ServiceNow, Inc.(1)	13,213,256
18,800	Synopsys, Inc.(1)	8,628,636
		87,318,757
	TELECOMMUNICATIONS 2.7%
37,000	Motorola Solutions, Inc.	10,072,880
		131,535,023
MATERIALS 0.8%
	CHEMICALS 0.8%
17,100	Ecolab, Inc.	2,896,740
TOTAL COMMON STOCKS (Cost $186,881,263)		365,533,144
SHORT-TERM INVESTMENTS 2.4%
	MONEY MARKET FUNDS 2.4%
8,864,429	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.29%(2)	8,864,429
TOTAL SHORT-TERM INVESTMENTS (Cost $8,864,429)		8,864,429
TOTAL INVESTMENTS IN SECURITIES 100.1% (Cost $195,745,692)		$374,397,573
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1)%		(240,009)
NET ASSETS(3) 100.0%		$374,157,564

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of September 30, 2023.
(3)
For federal income tax purposes, the aggregate cost was
$195,745,692, aggregate gross unrealized appreciation
was $179,883,597, aggregate gross unrealized
depreciation was $1,231,716 and the net unrealized
appreciation was $178,651,881.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2023:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$365,533,144	$—	$—	$365,533,144
Short-Term Investments	8,864,429	—	—	8,864,429
Total Investments in Securities	$374,397,573	$—	$—	$374,397,573

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2023, there were no Level 3 investments.